RELATED PARTY TRANSACTIONS	6 Months Ended
Jun. 30, 2024
RELATED PARTY TRANSACTIONS
RELATED PARTY TRANSACTIONS
NOTE 20. RELATED PARTY TRANSACTIONS
The parent company is Bancolombia S.A. and transactions between companies included in the consolidation process and the Parent company meet the definition of related party transactions and were eliminated from the Condensed Consolidated Interim Financial Statements.
The Bank offers banking and financial services to its related parties in order to meet their transactional needs for investment and liquidity in the ordinary course of business. These transactions are carried out in terms similar to those of transactions with third parties. In the case of treasury operations, Bancolombia operates between its own position and its related parties through transactional channels or systems established for this purpose and under the conditions established by current regulations.
The details of transactions with related parties as of December 31, 2023, are included in the annual report of the consolidated financial statements of 2023, in the six-month
period ended June 30, 2024, there were no transactions with related parties that materially affected the financial position or results of the Bancolombia Group.